Investment Strategy	Dec. 29, 2025
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in large-cap equity securities issued by companies domiciled in the United States, with the intention of tracking the S&P 500 Index. The Fund targets approximately 200 equity securities and a 2% tracking error. The Adviser may adjust this threshold over time as markets adjust. As of the date of this prospectus, the Adviser considers companies eligible for purchase by the Fund to be those with market capitalizations greater than $5 billion at the time of the initial purchase (“Large Cap Companies”) and that meet the criteria of the Adviser’s Values-Based Screening. Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in equity securities (principally common stocks) of Large Cap Companies.

Values-Based Screening. The Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy. The Adviser seeks to eliminate from the investable universe companies that demonstrably and consistently harm their stakeholders. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer physical harm or death, and environmental mismanagement). This means seeking to avoid companies whose principal business activities and practices include:

●	Production, distribution, or supply chain involvement in abortifacients or medical facilities that perform abortions.

●	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, alcohol, and cannabis.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser’s Values-Based Screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. The Adviser performs its own due diligence in selecting investments but may consider third-party data. All equity securities must meet, at the time of investment, the Adviser’s Values-Based Screening requirements. If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment- grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may invest in fixed-income securities of any duration. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is actively managed by the Fund’s investment sub-adviser, Teachers Advisors, LLC (the “Sub-Adviser”). The Sub-Adviser does not rely exclusively on rating agencies when making investment decisions and instead performs its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, when the Sub-Adviser believes that the Fund can boost returns above that of the index.

With respect to the fixed income securities, investments that meet the Adviser’s Values-Based Screening criteria described below are analyzed by the Sub-Adviser for possible inclusion in the Fund’s portfolio. All fixed income securities must meet, at the time of investment, either 1) the Adviser’s Values-Based Screening requirements or 2) the Sub-Adviser’s proprietary Impact framework. The additional criteria the Sub-Adviser uses when screening fixed income investments are further described below. Asset-backed and mortgage-backed securities are not subject to the same screening criteria, as further described below.

Values-Based Screening. The Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy. The Adviser seeks to eliminate from the investable universe companies that demonstrably and consistently harm their stakeholders. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer physical harm or death, and environmental mismanagement). This means seeking to avoid companies whose principal business activities and practices include:

●	Production, distribution, or supply chain involvement in abortifacients or medical facilities that perform abortions.

●	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, alcohol and cannabis.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser’s Values-Based Screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. The Adviser performs its own due diligence in selecting investments but may consider third-party data. All securities must meet, at the time of investment, the Adviser’s Values-Based Screening requirements. If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

A portion of the Fund’s assets in fixed-income instruments take into consideration the Sub-Adviser’s proprietary Impact framework as implemented by the Fund’s portfolio management team. These investments provide direct exposure to issuers and/or individual projects that the Sub-Adviser, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this exposure to impact investments, the Fund seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy, environmental stewardship, and natural resources. These investments will be selected based on the same financial criteria used by the Sub-Adviser in selecting the Fund’s other fixed-income investments. The Sub-Adviser engages with issuers of investments deemed by the Sub-Adviser to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment. The portion of the Fund invested in accordance with the proprietary Impact framework is not additionally subject to the Adviser’s Values-Based Screening criteria.

The Adviser and Sub-Adviser will monitor and measure the impact of the Fund’s investments and provide reports to shareholders. Specifically, the Adviser and Sub-Adviser will measure portfolio weightings in the following themes: affordable housing, community and economic development, renewable energy and environmental stewardship, and natural resources. If an investment no longer meets the Adviser’s or Sub-Adviser’s screening or impact requirements, the Sub-Adviser intends, but is not required, to sell such investment.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. The Sub-Adviser does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the Adviser’s Values-Based Screening criteria or the Sub-Adviser’s Impact criteria. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Fund “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments.

OneAscent International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies, which may include companies in emerging market countries. The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different countries at any given time. The Fund typically invests in medium-to-large companies based on standards of the applicable market. As of the date of this prospectus, OneAscent Investment Solutions, LLC (the “Adviser”) considers medium-to-large companies to be those with market capitalizations greater than $3 billion at the time of the initial purchase. Under normal market conditions, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies, including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants).

Values-Based Screening. The Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy. The Adviser seeks to eliminate from the investable universe companies that demonstrably and consistently harm their stakeholders. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer physical harm or death, and environmental mismanagement). This means seeking to avoid companies whose principal business activities and practices include:

●	Production, distribution, or supply chain involvement in abortifacients or medical facilities that perform abortions.

●	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, alcohol, and cannabis.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser’s Values-Based Screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. The Adviser performs its own due diligence in selecting investments but may consider third-party data. All equity securities must meet, at the time of investment, the Adviser’s Values-Based Screening requirements. If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

As part of the investment philosophy, the Adviser believes that companies go through a natural corporate life-cycle and that understanding where each company lies along the life-cycle spectrum is important to understanding its fundamental attributes. The Adviser then uses a combination of quantitative analysis and fundamental, “bottom-up” research to identify companies that the Adviser believes have the ability to generate sustainable returns on investment. The Adviser’s investment team actively invests across all parts of the life-cycle spectrum, building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

The Fund may invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies available for investment that meet the Adviser’s investment criteria. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested in the markets.

OneAscent Emerging Markets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in a diversified portfolio of equity securities issued by non-U.S. companies in emerging market countries as defined by the MSCI Emerging Markets Index. The Fund is not required to allocate its investments in set percentages in particular countries; however, the Fund expects to be invested in companies from at least three different emerging market countries at any given time. The Fund typically invests in companies with market capitalizations greater than $1 billion at the time of the initial purchase. Under normal market conditions, the Fund will invest at least 80% of its total assets (plus borrowings for investment purposes) in equity securities of non-U.S. companies in emerging market countries, including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants).

Values-Based Screening. The Adviser seeks to identify investments that it believes will make an impact on the world according to its values driven investment philosophy. The Adviser seeks to eliminate from the investable universe companies that demonstrably and consistently harm their stakeholders. The Adviser captures and considers percentage of revenue thresholds for harmful products, and the Adviser captures and considers patterns of harmful business practices (including forced labor ties, products/practices resulting in consumer physical harm or death, and environmental mismanagement). This means seeking to avoid companies whose principal business activities and practices include:

●	Production, distribution, or supply chain involvement in abortifacients or medical facilities that perform abortions.

●	Production, distribution, or supply chain involvement regarding addictive products, including adult entertainment, pornography, gambling, tobacco, alcohol, and cannabis.

●	Predatory lending practices.

●	Human rights violations.

●	Patterns of severe ethics controversies.

The Adviser’s Values-Based Screening process is proprietary, though the Adviser may refer to third-party resources in conducting its research. The Adviser performs its own due diligence in selecting investments but may consider third-party data. All equity securities must meet, at the time of investment, the Adviser’s Values-Based Screening requirements. If an investment no longer meets the Adviser’s screening requirements, the Adviser intends, but is not required, to sell such investment.

As part of the investment philosophy, the Adviser believes that companies go through a natural corporate life-cycle and that understanding where each company lies along the life-cycle spectrum is important to understanding its fundamental attributes. The Adviser utilizes a combination of quantitative analysis and fundamental, “bottom-up” research to identify companies that the Adviser believes have the ability to generate sustainable returns on investment. The Adviser’s investment team actively invests across all parts of the life-cycle spectrum, building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments.

The Fund may invest all or substantially all of its assets in cash and cash equivalents, including money market funds and other short-term fixed income investments, in seeking to protect principal, or when, in the Adviser’s opinion, there are not sufficient companies available for investment that meet the Adviser’s investment criteria. As an alternative to holding cash or cash equivalents, the Adviser may invest the Fund’s assets in shares of other investment companies, including open-end and closed-end funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) in order for the Fund to be more fully invested in the markets.